Property and Equipment, Net - Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 645	$ 4,611	$ 1,709	$ 1,009